Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Segment Reporting Information [Line Items]
REVENUES	$ 486,014	$ 424,690	$ 348,664
License
Segment Reporting Information [Line Items]
REVENUES	8,385	5,060	5,054
Service
Segment Reporting Information [Line Items]
REVENUES	435,734	378,494	309,731
Professional services and other
Segment Reporting Information [Line Items]
REVENUES	$ 41,895	$ 41,136	$ 33,879